Trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Trade and other receivables
Trade and other receivables	R 31,272	R 30,915
Other receivables (non-financial assets)	259	355
Duties recoverable from customers	214
Prepaid expenses and other	1,553	2,507
Value added tax	3,235	2,128
Total trade and other current receivables	36,533	35,905
Cost
Trade and other receivables
Trade receivables	28,313	27,296
Other receivables (financial assets)	3,480	4,082
Related party receivables	349	289
third parties	29	23
equity accounted investments	320	266
Impairment
Trade and other receivables
Trade and other receivables	R (870)	R (752)